Basis of Preparation and Summary of Significant accounting Policies - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Nov. 01, 2019	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Lease liability		$ 2,134	$ 1,866
Right of use assets	$ 49
Additions to retained earnings as a result of adopting IFRS 16	$ 100
Weighted average incremental borrowing rate on lease	2.31%
At cost or in accordance with IFRS 16 within fair value model [member]
Disclosure of detailed information about property, plant and equipment [line items]
Lease liability	$ 1,700
Right of use assets	$ 1,600
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets		40 years
Computer equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets		3 years
Computer equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets		7 years
Office furniture and other equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets		4 years
Office furniture and other equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets		15 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets		over the estimated useful life